Accounts Receivable, Net (Details) - Schedule of accounts receivable - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of accounts receivable [Abstract]
Accounts receivable associated with loan recommendation services	$ 11,594	$ 1,018,066
Accounts receivable associated with prepaid payment network services	447,010	203,778
Less: Allowance for doubtful debts	(54,896)
Accounts receivable, net	$ 403,708	$ 1,221,844